UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-04409
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code):	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2005

Item 1. Schedule of Investments

Eaton Vance California Municipals Fund                                                                               as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.1%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.7%
$3,500	California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	$3,603,495
2,500	California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,810,050
4,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32	4,240,880
		$10,654,425
Electric Utilities — 1.3%
3,000	Chula Vista, (San Diego Gas), (AMT), 5.00%, 12/1/27	3,052,500
		$3,052,500
Escrowed / Prerefunded — 14.9%
1,440	California Statewide Communities Development Authority, (Corporate Fund for Housing), Prerefunded to 12/1/09, 6.50%, 12/1/29	1,570,464
500	California Statewide Communities Development Authority, (Corporate Fund for Housing), Prerefunded to 12/1/09, 7.25%, 12/1/34	558,535
1,000	Capistrano Unified School District, Prerefunded to 9/1/09, 5.75%, 9/1/29	1,099,070
1,500	Corona-Norco Unified School District Public Financing Authority, Prerefunded to 9/1/10, 6.125%, 9/1/31	1,664,025
1,000	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.25%, 1/1/21	1,415,030
11,285	Sacramento County, Single Family, (GNMA), (AMT), Escrowed to Maturity, 8.50%, 11/1/16	15,426,031
5,765	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	2,307,672
25,975	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/27	9,932,320
		$33,973,147
General Obligations — 4.7%
1,800	California, 5.00%, 6/1/34	1,858,104
1,000	California, 5.25%, 4/1/30	1,063,650
2,250	California, 5.25%, 4/1/34	2,372,242
5,000	California, 5.50%, 11/1/33	5,476,050
		$10,770,046

1

Hospital — 14.7%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 7/1/23	$1,044,960
6,550	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	6,673,926
1,150	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Variable Rate, 6.06%, 11/15/34 (1)(2)	1,193,504
4,000	California Health Facilities Financing Authority, (Marshall Medical Center), 5.00%, 11/1/33	4,087,160
2,250	California Infrastructure and Economic Development, (Kaiser Hospital), 5.50%, 8/1/31	2,365,110
6,500	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	6,678,165
1,850	California Statewide Communities Development Authority, (Kaiser Permanente), 5.50%, 11/1/32	1,933,897
1,500	California Statewide Communities Development Authority, (Sonoma County Indian Health), 6.40%, 9/1/29	1,549,155
350	Eastern Plumas Health Care District, 7.50%, 8/1/07	358,701
2,700	San Benito Health Care District, 5.40%, 10/1/20	2,718,981
1,000	Torrance Hospital, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,052,050
2,640	Turlock, (Emanuel Medical Center, Inc.), 5.375%, 10/15/34	2,695,968
1,250	Washington Township Health Care District, 5.25%, 7/1/29	1,287,687
		$33,639,264
Housing — 0.8%
1,427	Commerce (Hermitage III Senior Apartments), 6.50%, 12/1/29	1,503,013
429	Commerce (Hermitage III Senior Apartments), 6.85%, 12/1/29	445,624
		$1,948,637
Industrial Development Revenue — 2.0%
2,750	California Pollution Control Financing Authority, (Browning Ferris Industries), (AMT), 5.80%, 12/1/16	2,690,105
1,700	California Pollution Control Financing Authority, (Solid Waste Disposal), (AMT), 5.40%, 4/1/25	1,773,015
		$4,463,120
Insured-Education — 2.0%
1,330	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 7.495%, 7/1/33 (1)(3)	1,499,602
3,000	University of California, (FGIC), 4.75%, 5/15/37	3,037,920
		$4,537,522
Insured-Electric Utilities — 6.2%
5,000	California Pollution Control Financing Authority, PCR, (Pacific Gas and Electric), (MBIA), (AMT), 5.35%, 12/1/16	5,342,700
3,000	Northern California Power Agency, (MBIA), Variable Rate, 7.87%, 7/1/23 (1)(3)	3,416,790

2

$500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.118%, 7/1/29 (1)(3)	$601,260
7,070	Southern California Public Power Authority, (MBIA), 0.00%, 7/1/15	4,747,505
		$14,108,255
Insured-Escrowed/Prerefunded — 2.4%
15,000	Foothill/Eastern Corridor Agency, Toll Road Bonds, Escrowed to Maturity, (FSA), 0.00%, 1/1/28	5,479,050
		$5,479,050
Insured-General Obligations — 4.6%
2,500	California, Residual Certificates, (AMBAC), Variable Rate, 8.995%, 10/1/30 (1)(3)	3,124,850
2,285	Merced Unified School District, (FGIC), 0.00%, 8/1/19	1,244,959
3,300	Puerto Rico, (FSA), Variable Rate, 6.099%, 7/1/27 (1)(3)	3,941,025
1,500	San Diego Unified School District, (MBIA), Variable Rate, 8.995%, 7/1/24 (1)(3)	2,244,165
		$10,554,999
Insured-Hospital — 2.1%
2,550	California Statewide Communities Development Authority, (Children’s Hospital Los Angeles), (MBIA), 5.25%, 8/15/29	2,698,028
1,640	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 9.753%, 8/15/27 (1)(3)	2,034,240
		$4,732,268
Insured-Lease Revenue / Certificates of Participation — 5.5%
11,280	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/30	3,525,790
6,500	Anaheim Public Financing Authority, (Public Improvements), (FSA), 0.00%, 9/1/22	3,040,635
5,000	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	2,987,250
5,370	Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 3/1/18	3,123,729
		$12,677,404
Insured-Transportation — 4.8%
5,000	California Infrastructure and Economic Development, (Bay Area Toll Bridges), (AMBAC), 5.00%, 7/1/33 (4)	5,204,550
1,440	Los Angeles County, Metropolitan Transportation Authority, (AMBAC), Variable Rate, 7.495%, 7/1/23 (1)(3)	1,660,176
1,000	Los Angeles County, Metropolitan Transportation Authority, (FGIC), 5.25%, 7/1/30	1,063,060
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,171,421
1,800	San Joaquin Hills, Transportation Corridor Agency, Toll Road Bonds, (MBIA), 0.00%, 1/15/24	777,150
		$10,876,357

3

Insured-Water and Sewer — 5.5%
$1,670	California Water Resources, (Central Valley), (FGIC), Variable Rate, 8.031%, 12/1/28 (1)(3)	$1,758,543
7,175	Los Angeles, Water and Power, (FSA), 4.75%, 7/1/36	7,284,706
3,000	San Diego County Water Authority, (FGIC), Variable Rate, 8.346%, 4/22/09 (2)	3,439,230
		$12,482,479
Lease Revenue/Certificates of Participation—13.7%
6,500	California Public Works, (University of California), 5.00%, 6/1/23	6,502,665
5,000	California Public Works, (University of California), 5.25%, 6/1/20	5,551,900
5,115	Los Angeles County, (Disney Parking), 0.00%, 3/1/16	3,121,736
1,925	Los Angeles County, (Disney Parking), 0.00%, 3/1/17	1,112,111
3,100	Los Angeles County, (Disney Parking), 0.00%, 3/1/20	1,520,736
6,925	Pasadena Parking Facility, 6.25%, 1/1/18	7,957,448
5,000	Sacramento City Financing Authority, 5.40%, 11/1/20	5,528,750
		$31,295,346
Other Revenue—1.5%
2,455	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (1)	2,649,559
700	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.737%, 10/1/34 (1)(3)	869,904
		$3,519,463
Special Tax Revenue—8.7%
2,500	Bonita Canyon Public Financing Authority, 5.375%, 9/1/28	2,519,650
2,460	Brentwood Infrastructure Financing Authority, 6.375%, 9/2/33	2,536,949
1,810	Corona Public Financing Authority, 5.80%, 9/1/20	1,811,629
1,195	Fairfield Improvement Bond Act 1915, (North Cordelia District), 7.375%, 9/2/18	1,235,319
600	Jurupa Community Services District, (Community Facilities District No. 16), 5.30%, 9/1/34	606,924
2,160	Lincoln Public Financing Authority, Improvement Bond Act 1915, (Twelve Bridges), 6.20%, 9/2/25	2,267,870
1,430	Moreno Valley Unified School District, 5.95%, 9/1/34	1,460,116
1,050	Murrieta Valley Unified School District, 6.20%, 9/1/35	1,119,342
955	Roseville Special Tax, 6.30%, 9/1/25	1,039,728
2,300	Santa Margarita Water District, 6.20%, 9/1/20	2,454,376

4

$1,000	Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	$1,013,140
1,000	Torrance Redevelopment Agency, 5.625%, 9/1/28	1,011,760
900	Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	936,171
		$20,012,974
Total Tax-Exempt Investments—100.1% (identified cost $202,532,287)		$228,777,256
Other Assets, Less Liabilities—(0.1)%		$(196,343)
Net Assets—100.0%		$228,580,913

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 33.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 11.3% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $22,344,059 or 9.8% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/06	588 U.S. Treasury Bond	Short	$(66,165,876)	$(67,142,250)	$(976,374)

5

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$201,751,353
Gross unrealized appreciation	$27,132,888
Gross unrealized depreciation	(106,985)
Net unrealized appreciation	$27,025,903

6

Eaton Vance Florida Municipals Fund                                                                                    as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.4%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 3.3%
$1,000	Capital Trust Agency, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (1)	$1,236,980
1,800	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,102,166
615	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.10%, 10/1/22	741,555
1,675	Florida Mid-Bay Bridge Authority, Escrowed to Maturity, 6.875%, 10/1/22	2,190,364
820	Longleaf Community Development District, Prerefunded to 5/1/06, 6.65%, 5/1/20	843,821
1,015	Northern Palm Beach County, (Water Control and Improvements), Prerefunded to 8/1/09, 6.00%, 8/1/25	1,101,163
		$8,216,049
General Obligations — 1.0%
1,000	Florida, Variable Rate, 6.17%, 7/1/27 (1)(2)	1,071,030
2,300	Puerto Rico, 0.00%, 7/1/18	1,327,422
		$2,398,452
Health Care - Miscellaneous — 0.7%
1,612	Osceola County IDA Community Pooled Loan-93, 7.75%, 7/1/17	1,613,483
		$1,613,483
Hospital — 11.2%
4,500	Brevard County Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	4,537,395
2,795	Cape Canaveral Hospital District, 5.25%, 1/1/28	2,860,012
1,000	Halifax Medical Center, 7.25%, 10/1/24	1,121,460
1,750	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	1,772,365
250	Highlands County Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	253,195
1,000	Highlands County Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	1,036,620
2,750	Jacksonville, EDA, (Mayo Clinic), 5.50%, 11/15/36	2,903,752
1,250	Lakeland Hospital System, (Lakeland Regional Health System), 5.50%, 11/15/32	1,311,337
4,000	Orange County Health Facilities Authority, (Adventist Health System), 5.625%, 11/15/32	4,284,200

1

$5,000	Orange County Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/35	$5,207,800
2,500	West Orange Healthcare District, 5.80%, 2/1/31	2,635,200
		$27,923,336
Housing — 1.4%
1,515	Capital Trust Agency, (Atlantic Housing Foundation), 5.30%, 7/1/35	1,530,741
75	Florida Housing Finance Authority, 6.35%, 6/1/14	75,116
725	Florida Housing Finance Authority, (AMT), 6.35%, 7/1/28	737,180
1,165	Orange County Housing Finance Authority, (AMT), 6.60%, 4/1/28	1,174,786
		$3,517,823
Industrial Development Revenue — 1.9%
2,585	Broward County, IDR, (Lynxs Cargoport), (AMT), 6.75%, 6/1/19	2,425,853
2,385	Capital Trust Agency, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	2,421,824
		$4,847,677
Insured-Escrowed/Prerefunded — 8.1%
9,225	Dade County, (Baptist Hospital of Miami), Escrowed to Maturity, (MBIA), 5.75%, 5/1/21	10,387,903
3,835	Dade County, Professional Sports Franchise, Escrowed to Maturity, (MBIA), 0.00%, 10/1/23	1,755,625
1,250	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 6.19%, 6/1/26 (1)(2)	1,368,575
5,600	St. Lucie Utility System, Escrowed to Maturity, (FGIC), 6.00%, 10/1/20	6,703,144
		$20,215,247
Insured-General Obligations — 0.5%
900	Puerto Rico, (MBIA), Variable Rate, 8.995%, 7/1/20 (1)(3)	1,321,416
		$1,321,416
Insured-Health Care Miscellaneous — 0.1%
241	Osceola County IDA, Community Provider Pooled Loan Program, (FSA), 7.75%, 7/1/10	242,762
		$242,762
Insured-Hospital — 7.8%
4,000	Coral Gables, Health Facilities Authority, (Baptist Health System of South Florida), (FSA), 5.00%, 8/15/29	4,166,120
1,800	Miami-Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	1,884,204

2

$9,500	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	$11,065,410
2,250	South Miami Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	2,375,775
		$19,491,509
Insured-Housing — 1.2%
3,000	Florida HFA, (Brittany of Rosemont), (AMBAC), (AMT), 6.875%, 8/1/26	3,056,190
		$3,056,190
Insured-Lease Revenue / Certificates of Participation — 0.6%
1,100	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.735%, 6/1/24 (1)(3)	1,472,911
		$1,472,911
Insured-Special Tax Revenue — 13.8%
2,115	Dade County, Residual Certificates, (AMBAC), Variable Rate, 7.455%, 10/1/35 (1)(3)	2,285,596
1,500	Jacksonville Excise Tax, (FGIC), (AMT), 0.00%, 10/1/12	1,139,670
1,575	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	329,726
6,630	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/37	1,314,199
5,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/38	938,750
10,000	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/39	1,776,000
10,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/40	1,694,569
1,090	Opa-Locka Sales Tax, (FGIC), 7.00%, 1/1/14	1,093,368
2,610	Orange County Tourist Development, (AMBAC), Variable Rate, 7.83%, 10/1/30 (1)(3)	2,953,815
4,000	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	2,663,600
4,140	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/16	2,622,069
2,525	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/17	1,521,817
4,060	Tampa Sports Authority, (FSA), 5.00%, 1/1/13	4,389,510
2,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/18	1,148,380
6,800	Tampa Utility Tax, (AMBAC), 0.00%, 4/1/19	3,794,808
5,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/19	2,729,600
4,000	Tampa Utility Tax, (AMBAC), 0.00%, 10/1/20	2,077,600
		$34,473,077
Insured-Transportation — 13.6%
6,075	Florida Turnpike Authority, (FSA), 4.50%, 7/1/28	6,045,172
8,750	Florida Turnpike Authority, Water & Sewer Revenue, (Department of Transportation), (FGIC), 4.50%, 7/1/27	8,743,962
2,900	Greater Orlando Aviation Authority, (FGIC), (AMT), Variable Rate, 6.93%, 10/1/18 (1)(3)	3,275,666
2,000	Orlando and Orange County Expressway Authority, (FGIC), 8.25%, 7/1/14	2,647,840
1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/22	510,389

3

$1,100	Port Palm Beach District, (Public Improvements), (XLCA), 0.00%, 9/1/23	$484,055
5,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	5,116,100
3,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	3,341,970
4,415	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	3,958,533
		$34,123,687
Insured-Water and Sewer — 13.0%
5,000	Fort Myers Utility, (FGIC), Variable Rate, 7.17%, 10/1/29 (2)	5,693,650
6,675	Marco Island, Utility System, (MBIA), 5.00%, 10/1/33	6,941,933
2,500	Martin County Utilities System, (AMBAC), 5.00%, 10/1/28	2,615,025
2,000	Miami Beach, Storm Water, (FGIC), 5.375%, 9/1/30	2,137,600
10,525	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	11,247,120
380	Tampa Bay Water Utility System, (FGIC), 4.75%, 10/1/27	384,731
3,375	Tampa Bay Water Utility System, (FGIC), Variable Rate, 5.67%, 10/1/27 (1)(2)	3,524,782
		$32,544,841
Nursing Home — 4.3%
4,560	Dade County IDA, (Gramercy Park Nursing Care), (FHA), 6.60%, 8/1/23	4,568,801
2,640	Okaloosa County, Retirement Rental Housing, (Encore Retirement Partners), 6.125%, 2/1/14	2,592,902
3,500	Orange County Health Facilities Authority, (Westminister Community Care), 6.60%, 4/1/24	3,619,385
		$10,781,088
Senior Living / Life Care — 3.6%
500	Lee County IDA, (Shell Point Village), 5.50%, 11/15/21	512,945
2,775	Lee County IDA, (Shell Point Village), 5.50%, 11/15/29	2,820,011
3,865	North Miami Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	3,775,950
1,750	Plantation Health Facilities Authority, (Covenant Village of Florida), 5.125%, 12/1/22	1,769,093
		$8,877,999
Special Tax Revenue — 8.7%
1,250	Concorde Estates Community Development District, 5.85%, 5/1/35	1,273,188
275	Covington Community Development District, (Capital Improvements), 5.00%, 5/1/21	278,564
1,185	Covington Community Development District, (Capital Improvements), 5.00%, 5/1/31	1,195,926
1,150	Dupree Lakes Community Development District, 5.00%, 11/1/10	1,152,611
990	Fishhawk Community Development District, 6.125%, 5/1/34	1,047,450

4

$240	Gateway Service Community Development District, Special Assessment, 6.50%, 5/1/33	$257,194
675	Heritage Harbor South, Community Development District, 6.20%, 5/1/35	713,374
695	Heritage Harbor South, Community Development District, (Capital Improvements), 5.40%, 11/1/08	699,677
495	Heritage Harbor South, Community Development District, (Capital Improvements), 6.50%, 5/1/34	530,462
1,130	Lexington Oaks Community Development District, 7.20%, 5/1/30	1,176,285
340	Longleaf Community Development District, 6.20%, 5/1/09	340,785
660	Longleaf Community Development District, 6.65%, 5/1/20	677,787
2,300	River Hall Community Development District, (Capital Improvements), 5.45%, 5/1/36	2,315,893
1,000	Southern Hills Plantation I Community Development District, 5.80%, 5/1/35	1,025,400
1,670	Sterling Hill, Community Development District, 6.20%, 5/1/35	1,755,721
2,500	Tisons Landing Community Development District, 5.625%, 5/1/37	2,512,400
3,015	University Square Community Development District, 6.75%, 5/1/20	3,265,426
615	Vista Lakes Community Development District, 7.20%, 5/1/32	663,714
570	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community), 5.00%, 3/1/35	581,628
400	West Palm Beach Community Redevelopment Agency, (Northwood Pleasant Community) , 5.00%, 3/1/29	410,076
		$21,873,561
Transportation — 1.0%
2,385	Florida Mid-Bay Bridge Authority, 6.10%, 10/1/22	2,500,816
		$2,500,816
Water and Sewer — 2.6%
6,275	Jacksonville Electric Power Authority, Water and Sewer Revenue, 5.25%, 10/1/39	6,590,068
		$6,590,068
Total Tax-Exempt Investments — 98.4% (identified cost $223,346,414)		$246,081,992
Other Assets, Less Liabilities — 1.6%		$4,081,752
Net Assets — 100.0%		$250,163,744

5

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 59.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 19.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $18,510,771 or 7.4% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.

The Fund did not have any open financial instruments at December 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$222,925,449
Gross unrealized appreciation	$23,484,766
Gross unrealized depreciation	(328,223)
Net unrealized appreciation	$23,156,543

6

Eaton Vance Massachusetts Municipals Fund                                                                       as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.7%
$2,190	Massachusetts Development Finance Agency, (Belmont Hill School), 5.00%, 9/1/31	$2,254,495
5,500	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	5,919,980
1,000	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	1,026,190
1,000	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,061,900
1,700	Massachusetts HEFA, (Harvard University), 5.125%, 7/15/37	1,781,566
1,000	Massachusetts HEFA, (Massachusetts Institute of Technology), 5.25%, 7/1/30	1,150,500
2,000	Massachusetts IFA, (Belmont Hill School), 5.25%, 9/1/28	2,055,220
2,000	Massachusetts IFA, (St. Johns High School, Inc.), 5.35%, 6/1/28	2,064,800
		$17,314,651
Electric Utilities — 4.5%
3,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,845,240
13,230	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	8,137,508
		$9,982,748
Escrowed / Prerefunded — 9.8%
240	Massachusetts Bay Transportation Authority, Sales Tax, Prerefunded to 7/1/10, 5.50%, 7/1/30	260,513
20,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	21,656,600
		$21,917,113
General Obligations — 0.8%
875	Dover and Sherborn Regional School District, 4.75%, 5/15/24	903,368
850	Dover and Sherborn Regional School District, 4.75%, 5/15/25	876,240
		$1,779,608
Hospital — 8.1%
1,000	Massachusetts HEFA, (Berkshire Health System), 6.25%, 10/1/31	1,061,790
1,665	Massachusetts HEFA, (Central New England Health Systems), 6.125%, 8/1/13	1,667,181
2,600	Massachusetts HEFA, (Healthcare System-Covenant Health), 6.00%, 7/1/22	2,815,228
1,000	Massachusetts HEFA, (Partners Healthcare System), 5.75%, 7/1/32	1,089,320
4,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/08	3,641,600
9,000	Massachusetts IFA, (Biomedical Research Corp.), 0.00%, 8/1/09	7,882,020
		$18,157,139

1

Industrial Development Revenue — 1.0%
$2,155	Massachusetts IFA, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$2,216,568
		$2,216,568
Insured-Education — 12.8%
2,500	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/28	2,925,775
5,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	5,882,600
6,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	6,692,460
4,000	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	4,602,800
2,800	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,962,596
1,000	Massachusetts Development Finance Agency, (Merrimack College), (MBIA), 5.20%, 7/1/32	1,057,670
1,150	Massachusetts HEFA, (Berklee College of Music), (MBIA), Variable Rate, 6.42%, 10/1/27 (1)(2)	1,246,163
2,000	Massachusetts HEFA, (UMass Worcester Campus), (FGIC), 5.25%, 10/1/31 (3)	2,131,120
1,050	University of Massachusetts Building Authority, (AMBAC), 5.125%, 11/1/34	1,107,530
		$28,608,714
Insured-Electric Utilities — 1.1%
2,000	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 7.183%, 7/1/29 (1)(4)	2,405,040
		$2,405,040
Insured-Escrowed/Prerefunded — 0.8%
1,500	Massachusetts State Special Obligation - Convention Center, (FGIC), Prerefunded to 1/1/14, 5.25%, 1/1/29	1,647,255
200	Massachusetts Turnpike Authority, (MBIA), Escrowed to Maturity, 5.00%, 1/1/20	216,566
		$1,863,821
Insured-General Obligations — 4.7%
960	Ashland, (AMBAC), 4.75%, 5/15/29	980,726
960	Ashland, (AMBAC), 4.75%, 5/15/33	974,102
2,600	Ipswich, (FGIC), 5.00%, 11/15/19	2,755,532
3,000	Massachusetts, (AMBAC), Variable Rate, 8.955%, 8/1/30 (1)(4)	4,682,370
500	Plymouth, (MBIA), 5.25%, 10/15/20	538,505
400	Puerto Rico, (MBIA), Variable Rate, 8.995%, 7/1/20 (1)(4)	587,296
		$10,518,531

2

Insured-Hospital — 1.9%
$1,150	Massachusetts HEFA, (Lahey Clinic Medical Center), (FGIC), 4.50%, 8/15/35	$1,124,160
2,800	Massachusetts HEFA, (The Medical Center of Central Massachusetts), (AMBAC), Variable Rate, 9.64%, 6/23/22 (2)	3,146,976
		$4,271,136
Insured-Lease Revenue / Certificates of Participation — 3.9%
7,500	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	7,822,275
600	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.735%, 6/1/24 (1)(4)	803,406
		$8,625,681
Insured-Other Revenue — 2.2%
2,894	Massachusetts Development Finance Agency, WGBH Foundation, (AMBAC), Variable Rate, 9.705%, 1/1/42 (1)(4)	4,882,203
70	Massachusetts HEFA, (Capital Assets), (MBIA), 7.20%, 7/1/09	71,250
		$4,953,453
Insured-Special Tax Revenue — 4.2%
1,000	Martha’s Vineyard Land Bank, (AMBAC), 4.50%, 5/1/24	1,011,390
1,000	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/29	1,051,770
4,620	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	4,805,123
2,365	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/34	2,473,908
		$9,342,191
Insured-Transportation — 7.7%
19,000	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	6,751,840
10,750	Massachusetts Turnpike Authority, Metropolitan Highway System, (MBIA), 0.00%, 1/1/22	5,170,965
2,250	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	2,541,218
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,023,220
1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	1,023,220
665	Puerto Rico Highway and Transportation Authority, (MBIA), Variable Rate, 7.498%, 7/1/36 (1)(4)	771,686
		$17,282,149
Insured-Water and Sewer — 1.2%
2,500	Massachusetts Water Resources Authority, (MBIA), 5.00%, 8/1/35	2,636,075
		$2,636,075

3

Nursing Home — 2.5%
$2,400	Massachusetts HEFA, (Christopher House), 6.875%, 1/1/29	$2,419,296
3,225	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	3,287,372
		$5,706,668
Other Revenue — 0.8%
1,485	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.737%, 10/1/34 (1)(4)	1,845,439
		$1,845,439
Pooled Loans — 0.9%
2,000	New England Educational Loan Marketing Corp., (AMT), 6.90%, 11/1/09	2,084,300
		$2,084,300
Senior Living / Life Care — 0.8%
1,805	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	1,823,285
		$1,823,285
Solid Waste — 1.5%
3,250	Massachusetts IFA, Resource Recovery, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	3,328,845
		$3,328,845
Special Tax Revenue — 8.5%
1,500	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/30	1,661,715
6,880	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/31	7,615,885
5,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/34	5,219,900
4,545	Massachusetts Bay Transportation Authority, Special Assessment Revenue, 4.50%, 7/1/35	4,497,368
		$18,994,868
Transportation — 2.5%
4,330	Massachusetts Bay Transportation Authority, Variable Rate, 6.17%, 3/1/27 (1)(2)	4,582,309
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,002,590
		$5,584,899
Water and Sewer — 9.6%
9,725	Boston, IDA, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	9,991,562
3,220	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/25	3,670,542

4

$3,000	Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$3,199,710
4,165	Massachusetts Water Resources Authority, 5.25%, 12/1/15	4,576,585
		$21,438,399
Total Tax-Exempt Investments — 99.5% (identified cost $205,008,141)		$222,681,321
Other Assets, Less Liabilities — 0.5%		$1,227,617
Net Assets — 100.0%		$223,908,938

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 40.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 13.7% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $21,805,912 or 9.7% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/06	650 U.S. Treasury Bond	Short	$(73,142,550)	$(74,221,875)	$(1,079,325)

5

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$204,289,740
Gross unrealized appreciation	$18,446,480
Gross unrealized depreciation	(54,899)
Net unrealized appreciation	$18,391,581

6

Eaton Vance Mississippi Municipals Fund                                                                             as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.4%
$250	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	$254,375
		$254,375
Escrowed / Prerefunded — 12.3%
2,500	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	1,692,875
470	University of Mississippi Educational Building Corp., Prerefunded to 6/1/06, 6.20%, 6/1/16	484,871
		$2,177,746
General Obligations — 1.4%
250	Puerto Rico, 5.00%, 7/1/34	250,687
		$250,687
Hospital — 4.0%
500	Jones County, (South Central Regional Medical Center), 5.50%, 12/1/17	500,310
200	Mississippi Hospital Equipment and Facilities Authority, (Rush Medical Foundation), 6.00%, 1/1/22	203,590
		$703,900
Housing — 1.1%
115	Mississippi Home Corp., Single Family, (GNMA), (AMT), 6.625%, 4/1/27	116,972
80	Mississippi Home Corp., Single Family, (GNMA), (AMT), 7.55%, 12/1/27	80,666
		$197,638
Industrial Development Revenue — 5.3%
200	Lowndes County, (Weyerhaeuser), 6.80%, 4/1/22	240,186
175	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	180,089
200	Warren County, (International Paper), (AMT), 4.40%, 3/1/15	192,530
300	Warren County, (International Paper), (AMT), 6.70%, 8/1/18	323,841
		$936,646
Insured-Bond Bank — 6.6%
585	Mississippi Development Bank, (Capital Projects), (AMBAC), 5.00%, 7/1/24	631,051
500	Mississippi Development Bank, (FSA), 5.25%, 10/1/30	537,275
		$1,168,326

1

Insured-Education — 12.5%
$750	Jackson State University Educational Building Corp., (FGIC), 5.00%, 3/1/29	$779,002
250	Mississippi State University Educational Building Corp., Facilities Renovation, (FGIC), 4.50%, 8/1/29	244,830
500	Mississippi State University Educational Building Corp., Facilities Renovation, (MBIA), 5.25%, 8/1/17	553,225
100	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, (Inter American University), (MBIA), 4.50%, 10/1/29	100,101
500	Southern Mississippi University Educational Building Corp., (AMBAC), 5.00%, 3/1/21	525,675
		$2,202,833
Insured-Electric Utilities — 3.6%
350	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/20	386,809
100	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.995%, 7/1/16 (1)(2)	141,319
85	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 8.124%, 7/1/29 (1)(2)	102,214
		$630,342
Insured-Escrowed/Prerefunded — 2.0%
180	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28	187,873
150	Puerto Rico, (FSA), Prerefunded to 7/1/11, 5.125%, 7/1/30	161,832
		$349,705
Insured-General Obligations — 5.9%
500	Hinds County, (MBIA), 6.25%, 3/1/11	563,190
85	Mississippi, (FSA), Variable Rate, 8.205%, 11/1/21 (1)(2)	118,102
100	Puerto Rico, (FSA), 5.125%, 7/1/30	105,913
220	Puerto Rico, (FSA), Variable Rate, 6.099%, 7/1/27 (1)(2)	262,735
		$1,049,940
Insured-Hospital — 12.2%
750	Gulfport, (Gulfport Memorial Hospital), (MBIA), 6.20%, 7/1/18	757,815
600	Hinds County, (Mississippi Methodist Hospital), (AMBAC), 5.60%, 5/1/12 (3)	635,148
250	Mississippi Hospital Equipment and Facilities Authority, (Forrest County General Hospital), (FSA), 5.50%, 1/1/27	264,700
500	Mississippi Hospital Equipment and Facilities Authority, (Mississippi Baptist Medical Center), (MBIA), 6.00%, 5/1/13	508,485
		$2,166,148
Insured-Lease Revenue / Certificates of Participation — 1.5%
200	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 7.735%, 6/1/24 (1)(2)	267,802
		$267,802

2

Insured-Special Tax Revenue — 1.3%
$200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	$235,830
		$235,830
Insured-Transportation — 9.6%
750	Jackson Municipal Airport Authority, (AMBAC), 5.00%, 10/1/31	778,387
250	Mississippi Development Bank, (Mississippi Highway Construction), (FGIC), 5.00%, 1/1/25	263,428
250	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.00%, 7/1/28	259,495
175	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	179,064
200	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	210,694
		$1,691,068
Insured-Water and Sewer — 16.6%
300	Gautier Utility District, (FGIC), 5.125%, 3/1/19	319,710
600	Harrison County, Wastewater Management and Solid Waste, (FGIC), 4.75%, 2/1/27	602,298
500	Jackson Water and Sewer System, (FSA), 4.75%, 9/1/24	512,640
435	Mississippi Development Bank, (Combined Water & Sewer System), (AMBAC), 5.00%, 7/1/23	455,410
250	Mississippi Development Bank, (Combined Water & Sewer System), (FSA), 5.00%, 9/1/29	261,343
500	Mississippi Development Bank, (Grenada Water & Sewer System), (FSA), 5.00%, 9/1/30	523,590
250	Mississippi Development Bank, (Waste Water Treatment), (FSA), 5.00%, 2/1/28	259,733
		$2,934,724
Nursing Home — 1.4%
290	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	242,028
		$242,028
Other Revenue — 0.6%
1,200	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	75,336
1,000	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	33,640
		$108,976
Total Tax-Exempt Investments — 99.3% (identified cost $16,540,110)		$17,568,714
Other Assets, Less Liabilities — 0.7%		$116,065
Net Assets — 100.0%		$17,684,779

3

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Mississippi municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 72.3% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 12.6% to 22.6% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $892,172 or 5.0% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/06	40 U.S. Treasury Bond	Short	$(4,500,455)	$(4,567,500)	$(67,045)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,374,455
Gross unrealized appreciation	$1,263,931
Gross unrealized depreciation	(69,672)
Net unrealized appreciation	$1,194,259

4

Eaton Vance National Municipals Fund                                                                                  as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.1%
$22,150	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,486,237
6,100	Pennsylvania EDA, (Northampton Generating), (AMT), 6.50%, 1/1/13	6,099,573
21,950	Pennsylvania EDA, (Northampton Generating), (AMT), 6.60%, 1/1/19	21,994,558
4,800	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11	4,804,848
5,000	Pennsylvania EDA, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21	5,005,050
		$60,390,266
Education — 0.2%
4,130	California Educational Facilities Authority, (Stanford University), Variable Rate, 7.368%, 6/1/27 (1)	4,640,220
		$4,640,220
Electric Utilities — 3.1%
13,000	Brazos River Authority, TX, (Reliant Energy, Inc.), 7.75%, 12/1/18	14,269,060
9,260	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	9,336,580
2,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	2,174,080
5,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	5,109,550
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/30	2,055,820
2,700	Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,766,852
8,000	North Carolina Municipal Power Agency, (Catawba), 6.50%, 1/1/20	8,768,640
5,500	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	5,874,935
13,800	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	14,740,746
20,400	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	21,790,668
		$86,886,931
Escrowed / Prerefunded — 9.4%
2,400	Bexar County, TX, Health Facilities, (St. Luke’s Lutheran), Escrowed to Maturity, 7.00%, 5/1/21	3,142,752

$12,600	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 12/1/09, Variable Rate, 7.904%, 12/1/34 (2)(3)	$15,518,286
1,500	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33 (2)	1,855,470
11,195	Colorado Health Facilities Authority, (Liberty Heights), Escrowed to Maturity, 0.00%, 7/15/22	5,233,551
215,825	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	99,920,500
11,175	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	5,173,690
101,555	Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/23	44,955,352
7,890	Louisiana Public Facilities Authority, (General Health Systems), Prerefunded to 11/1/06, 6.80%, 11/1/16	8,154,788
7,460	Louisiana Public Facilities Authority, (Southern Baptist Hospitals, Inc.), Escrowed to Maturity, 8.00%, 5/15/12	8,510,965
5,675	Maricopa County, AZ, IDA, (Place Five and The Greenery), Escrowed to Maturity, 6.625%, 1/1/27	6,022,253
100,000	Mississippi Housing Finance Corp., Single Family, Escrowed to Maturity, 0.00%, 6/1/15	67,715,000
		$266,202,607
General Obligations — 6.4%
40,000	California, 4.75%, 6/1/35	40,194,800
5,000	California, 5.00%, 6/1/34	5,161,400
16,000	California, 5.25%, 11/1/29	16,930,240
20,000	California, 5.25%, 2/1/30	21,269,000
9,875	California, 5.50%, 11/1/33	10,815,199
14,200	California, (AMT), 5.05%, 12/1/36	14,443,246
14,000	Georgia, 2.00%, 12/1/23	9,843,400
11,415	New York, NY, 5.00%, 6/1/22	11,951,505
4,705	New York, NY, 5.00%, 11/1/25	4,893,812
4,735	New York, NY, Variable Rate, 6.608%, 6/1/28 (1)(2)	5,570,112
16,175	Puerto Rico, Variable Rate, 6.547%, 7/1/29 (2)(3)	20,761,259
10,875	South Carolina, 3.00%, 8/1/21	9,275,396
10,000	South Carolina, 3.00%, 8/1/22	8,421,700
		$179,531,069
Health Care - Miscellaneous — 0.3%
895	Pittsfield Township, MI, EDC, (Arbor Hospice), 7.875%, 8/15/27	936,152
2,911	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36	2,921,435

$3,122	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36	$3,161,698
		$7,019,285
Hospital — 5.8%
14,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	14,116,340
5,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	5,604,060
12,500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Variable Rate, 6.06%, 11/15/34 (2)(3)	12,972,875
4,700	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/27	4,874,558
13,000	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	13,356,330
7,100	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	7,133,157
17,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	16,722,220
14,320	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	14,615,708
26,050	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	26,382,919
18,730	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	19,166,222
3,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	3,915,170
4,000	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	4,127,600
3,075	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (4)	25,215
7,750	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	7,880,975
12,500	Rochester, MN, Health Care Facilities, (Mayo Clinic), Variable Rate, 7.17%, 11/15/27 (2)(3)	13,689,750
		$164,583,099
Housing — 3.5%
3,000	ABAG Finance Authority, CA, (Civic Center Drive Apartments), (AMT), 6.375%, 9/1/32	3,016,950
7,200	Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	5,669,496
12,900	California Department of Veterans Affairs, Home Purchase Revenue, 5.20%, 12/1/28	12,907,224

$6,360	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 15.386%, 12/1/29 (1)(2)(5)	$9,788,104
600	California Statewide Communities Development Authority, (Corporate Fund for Housing), (AMT), Variable Rate, 23.316%, 12/1/34 (1)(2)(5)	1,186,926
16,000	Charter Mac Equity Trust, TN, (AMT), 6.625%, 6/30/09 (2)	17,131,840
10,770	Florida Capital Projects Financing Authority, Student Housing Revenue, (Florida University), 7.85%, 8/15/31	12,866,704
9,355	Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	9,549,771
1,255	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19 (4)	979,352
15,145	New Hampshire Housing Finance Authority, Multifamily Housing, (AMT), 6.20%, 7/1/36	15,491,972
10,590	Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	9,739,729
		$98,328,068
Industrial Development Revenue — 15.1%
7,060	Austin, TX, (Cargoport Development LLC), (AMT), 8.30%, 10/1/21	7,635,108
10,260	Bedford County, VA, IDA, (Nekoosa Packaging), (AMT), 6.55%, 12/1/25	10,422,826
2,250	Calhoun County, AR, Solid Waste Disposal, (Georgia-Pacific Corp.), (AMT), 6.375%, 11/1/26	2,277,675
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21 (4)	280,000
6,050	Carbon County, UT, (Laidlaw Environmental), (AMT), 7.50%, 2/1/10	6,177,413
4,000	Courtland, AL, Solid Waste Disposal, (Champion International Corp.), (AMT), 6.70%, 11/1/29	4,290,440
16,000	Dallas-Fort Worth, TX, International Airport Facility, (American Airlines), 7.25%, 11/1/30	13,391,360
55,500	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (4)	52,418,640
13,290	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	12,912,830
3,500	Effingham County, GA, IDA, PCR, (Georgia Pacific Corp.), 6.50%, 6/1/31	3,543,610
6,645	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	6,892,858
30,000	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	29,107,500
12,615	Kenton County, KY, Airport, (Delta Airlines), (AMT), 6.125%, 2/1/22 (8)	7,675,471
1,530	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.125%, 2/1/21 (8)	1,015,109

$4,870	Kenton County, KY, Airport, (Delta Airlines), (AMT), 7.50%, 2/1/20 (8)	$3,230,612
130,100	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	147,048,127
5,000	McMinn County, TN, (Calhoun Newsprint - Bowater, Inc.), (AMT), 7.40%, 12/1/22	5,055,000
10,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	10,321,600
15,000	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	15,481,950
3,500	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	3,612,455
5,025	New Jersey EDA, (American Airlines), (AMT), 7.10%, 11/1/31	4,123,615
18,820	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	17,565,459
4,950	New Jersey EDA, (Continental Airlines), (AMT), 9.00%, 6/1/33	5,406,588
17,000	New Jersey EDA, (Holt Hauling), 7.75%, 3/1/27 (4)	16,405,000
1,500	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (4)	1,447,500
1,750	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), Variable Rate, 18.186%, 2/1/14 (1)(2)	1,909,845
5,000	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), Variable Rate, 18.693%, 8/1/21 (1)(2)	5,510,800
3,750	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), Variable Rate, 19.20%, 2/1/26 (1)(2)	4,285,650
2,500	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), Variable Rate, 20.214%, 2/1/11 (1)(2)	2,960,700
3,125	New York City, NY, IDA, (American Airlines, Inc.-JFK International Airport), Variable Rate, 22.242%, 8/1/12 (1)(2)	3,968,250
10,000	New York City, NY, IDA, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	9,910,700
2,952	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.00%, 1/1/15	2,712,342
1,384	Savannah, GA, EDA, (Intercat-Savannah), (AMT), 9.75%, 7/1/10	1,326,323
5,000	Skowhegan, ME, (S.D. Warren), (AMT), 6.65%, 10/15/15	5,203,150
		$425,526,506
Insured-Education — 1.9%
17,165	New Jersey Educational Facilities Authority, (Kean University), (MBIA), 4.50%, 7/1/37	17,002,276
165	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, DRIVERS, (MBIA), Variable Rate, 125.81%, 7/1/33 (1)(2)	868,540
22,675	University of California, (MBIA), 4.75%, 5/15/33	22,994,717
13,800	University of California, (MBIA), 4.75%, 5/15/37	13,974,432
		$54,839,965
Insured-Electric Utilities — 1.2%
7,500	Burlington, KS, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31 (6)	8,025,375
5,500	Intermountain Power Agency, UT, (MBIA), Variable Rate, 11.54%, 7/1/19 (1)(2)	6,652,800

$11,000	Memphis, TN, Electric System, (MBIA), Variable Rate, 8.519%, 12/1/17 (1)(2)	$13,827,880
6,000	Sacramento, CA, Municipal Electric Utility District, (FSA), Variable Rate, 7.496%, 8/15/28 (1)(2)	6,682,140
		$35,188,195
Insured-Escrowed/Prerefunded — 1.9%
20,505	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 5.90%, 1/1/23 (2)(3)	25,183,216
9,500	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, Variable Rate, 6.141%, 1/1/20 (2)(3)	11,074,150
10,500	Philadelphia, PA, Gas Works Revenue, (FSA), Prerefunded to 7/1/08, 5.00%, 7/1/28	10,772,895
5,000	Umatilla County, OR, School District No. 008R, (MBIA), Prerefunded to 6/15/09, Variable Rate, 6.556%, 6/15/19 (2)(3)	5,595,550
		$52,625,811
Insured-General Obligations — 4.2%
9,900	California, (AMBAC), Variable Rate, 8.279%, 5/1/26 (1)(2)	12,302,433
12,000	California, (MBIA), 4.75%, 3/1/31	12,139,560
11,665	California, RITES, (AMBAC), Variable Rate, 6.312%, 2/1/28 (1)(2)	15,533,464
12,500	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/23	5,437,125
16,980	Chicago, IL, Board of Education, (FGIC), 0.00%, 12/1/25	6,652,424
16,340	Cypress-Fairbanks, TX, Independent School District, (MBIA), 3.50%, 2/15/30	13,621,024
11,145	Fairfax, VA, (MBIA), 4.75%, 1/15/35	11,370,686
4,850	Geary County, KS, Unified School District #475, (MBIA), 3.00%, 9/1/26	3,824,564
20,000	Georgia, (MBIA), 2.00%, 9/1/24	13,839,800
10,000	Madison Boro, NJ, Board of Education, (MBIA), 4.75%, 7/15/35	10,164,800
10,000	Montgomery County, TX, (Municipal Utility District No. 46 Waterworks and Sewer), (AMBAC), 4.00%, 3/1/30	9,068,600
5,000	Portsmouth, VA, (MBIA), 4.25%, 4/1/23	4,942,450
		$118,896,930
Insured-Hospital — 0.7%
5,070	Maryland HEFA, (Medlantic), (AMBAC), Variable Rate, 8.205%, 8/15/38 (1)(2)	7,225,054
8,130	Tyler, TX, Health Facility Development Corp., (East Texas Medical Center), (FSA), 5.375%, 11/1/27	8,613,410
5,000	Wisconsin HEFA, (Ministry Health Care), (MBIA), 5.125%, 2/15/22	5,250,600
		$21,089,064

Insured-Housing — 0.5%
$13,365	Virginia Housing Development Authority, (MBIA), Variable Rate, 7.539%, 7/1/36 (1)(2)	$14,624,785
		$14,624,785
Insured-Lease Revenue / Certificates of Participation — 0.2%
5,855	Gloucester County, NJ, Improvements Authority, (MBIA), 4.75%, 9/1/30	5,929,417
		$5,929,417
Insured-Miscellaneous — 0.1%
25,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/41	3,715,250
		$3,715,250
Insured-Other Revenue — 0.2%
6,000	Golden State Tobacco Securitization Corp., CA, (FGIC), 5.00%, 6/1/38	6,221,040
		$6,221,040
Insured-Special Tax Revenue — 2.9%
13,305	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	5,923,785
31,010	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	13,114,749
10,000	Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	4,021,200
9,000	Louisiana Gas and Fuels Tax, (FGIC), 5.00%, 5/1/35	9,328,950
10,040	Miramar, FL, Capital Improvements, (MBIA), 4.50%, 10/1/35	9,938,596
29,200	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	29,462,216
9,185	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/15	5,788,571
9,500	Regional Transportation Authority, LA, (FGIC), 0.00%, 12/1/21	4,277,850
		$81,855,917
Insured-Transportation — 15.3%
29,800	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	30,527,120
10,000	Chicago, IL, O’Hare International Airport, (AMBAC), (AMT), 5.375%, 1/1/32 (7)	10,362,200
45,355	Clark County, NV, Airport Authority, (FGIC), 5.00%, 7/1/36	46,829,038
5,000	Dallas Fort Worth, TX, International Airport, (FGIC), (AMT), 5.625%, 11/1/21 (7)	5,369,100
3,335	Dallas Fort Worth, TX, International Airport, (FSA), (AMT), Variable Rate, 8.774%, 11/1/17 (1)(2)	4,137,868
4,000	Dallas Fort Worth, TX, International Airport, (MBIA), (AMT), Variable Rate, 8.779%, 11/1/19 (1)(2)	4,975,840
2,500	Dallas-Fort Worth, TX, International Airport, (FGIC), (AMT), 5.50%, 11/1/20	2,665,850
21,380	Florida Department of Transportation, (Turnpike Revenue), (FSA), 4.50%, 7/1/34	21,176,462

$12,000	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	$12,168,360
3,795	Metropolitan Transportation Authority, NY, (AMBAC), 4.50%, 11/15/34	3,792,381
11,275	Metropolitian Transportation Authority, NY, (AMBAC), 4.75%, 11/15/30	11,537,820
25,215	New York Throughway Authority, (FGIC), 5.00%, 4/1/17	27,307,341
10,500	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	10,213,455
99,145	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	95,782,993
7,485	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 4/1/25	7,384,926
38,020	Port Authority of New York and New Jersey, (FGIC), (AMT), 4.50%, 9/1/29	37,071,401
14,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/35	14,607,880
21,210	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/40	21,931,352
3,000	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	3,102,030
9,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.495%, 7/1/32 (1)(2)	10,023,570
50,000	San Joaquin Hills, CA, Transportation Corridor Agency Toll, (MBIA), 0.00%, 1/15/35	12,271,500
16,615	Tampa-Hillsborough County, FL, Expressway Authority, (AMBAC), 4.00%, 7/1/34	14,897,175
50,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/22	23,270,000
		$431,405,662
Insured-Water and Sewer — 4.6%
11,915	Atlanta, GA, Water and Sewer, (FGIC), 5.00%, 11/1/38	12,140,313
10,135	California Water Resources, (Central Valley), (FGIC), Variable Rate, 8.031%, 12/1/28 (1)(2)	10,672,358
10,445	Castaic Lake, CA, Water Agency Certificates of Participation, (Water System Improvements), (AMBAC), 0.00%, 8/1/21	5,156,905
1,880	Colorado Water Resources and Power Development Authority, (MBIA), 4.50%, 11/15/35	1,863,118
8,375	Houston, TX, Water and Sewer System, (FSA), 0.00%, 12/1/28	2,817,601
16,445	Jacksonville Electric Authority, FL, Water and Sewer System, (MBIA), 4.75%, 10/1/30	16,696,937
8,750	King County, WA, Sewer Revenue, (MBIA), 4.50%, 1/1/32 (6)	8,585,500
12,915	Los Angeles, CA, Wastewater System, (MBIA), 4.50%, 6/1/29	12,939,151
20,000	Los Angeles, CA, Water and Power, (FSA), 4.75%, 7/1/36	20,305,800
3,550	Loudoun County, VA, Sanitation Authority, (MBIA), 4.50%, 1/1/35	3,541,445
6,440	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), 4.50%, 6/15/29	6,475,291

$5,575	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (FSA), 4.50%, 6/15/29	$5,606,945
4,960	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), (FSA), 5.00%, 6/15/29	5,221,491
21,330	Spartanburg, SC, Sanitation Sewer District, (MBIA), 4.00%, 3/1/40	18,719,635
		$130,742,490
Nursing Home — 2.1%
4,455	Delaware County, PA, Industrial Development Authority, (Care Institute, Inc.), 9.00%, 8/1/31	4,287,002
9,690	Hillsborough County, FL, IDA, (Tampa Bay Retirement Center), 7.50%, 6/1/25	8,787,183
2,570	Lackawanna County, PA, IDA, (Edella Street Associates), 8.875%, 9/1/14	2,570,051
13,250	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	13,506,255
11,505	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,601,843
10,950	Montgomery, PA, IDA, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	10,989,420
3,500	Orange County, FL, Health Facilities Authority, (Westminster Community Care), 6.75%, 4/1/34	3,626,980
2,185	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,186,267
3,790	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	3,910,370
		$59,465,371
Other Revenue — 8.6%
21,600	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14 (2)	23,311,800
10,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20 (2)	11,026,800
109,355	Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/45	110,291,079
10,950	Golden State Tobacco Securitization Corp., CA, Variable Rate, 6.294%, 6/1/43 (2)(3)(5)	13,423,496
10,000	Golden State Tobacco Securitization Corp., CA, Variable Rate, 6.639%, 6/1/33 (2)(3)(5)	12,258,900
11,300	Golden State Tobacco Securitization Corp., CA, Variable Rate, 6.889%, 6/1/38 (2)(3)(5)	14,034,148
10,200	Orange County, NC, (Community Activity Corp.), 8.00%, 3/1/24 (4)	102,000
8,400	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15 (2)	8,643,936
10,885	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	12,186,955

$20,700	Tobacco Settlement Financing Corp., NJ, Variable Rate, 9.184%, 6/1/39 (2)(3)	$25,651,854
12,000	Tobacco Settlement Financing Corp., VA, Variable Rate, 6.611%, 6/1/37 (1)(2)	12,338,760
		$243,269,728
Pooled Loans — 1.0%
25,535	Rickenbacker, OH, Port Authority, Oasbo Expanded Asset Pooled Loan, 5.375%, 1/1/32	27,803,019
		$27,803,019
Senior Living / Life Care — 3.5%
7,990	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 5.75%, 12/15/28	8,185,276
9,495	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	9,811,943
6,035	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (8)	5,389,617
16,165	Bell County, TX, Health Facilities Authority, (Care Institute, Inc. - Texas), 9.00%, 11/1/24	16,339,097
11,570	De Kalb County, GA, Private Hospital Authority, (Atlanta, Inc.), 8.50%, 3/1/25 (8)	2,529,433
6,680	Glen Cove, NY, IDA, (Regency at Glen Cove), 9.50%, 7/1/12 (8)	5,795,368
13,835	Illinois Development Finance Authority, (Care Institute, Inc. - Illinois), 7.80%, 6/1/25	14,183,642
1,300	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.375%, 11/15/09	1,285,843
9,345	New Jersey EDA, (Forsgate), (AMT), 8.625%, 6/1/25 (8)	5,622,232
12,000	North Miami, FL, Health Facilities Authority, (Imperial Club), 6.75%, 1/1/33	11,723,520
800	North Miami, FL, Health Facilities Authority, (Imperial Club), 9.00%, 1/1/12 (4)	120,152
7,915	Roseville, MN, Elder Care Facility, (Care Institute, Inc. - Roseville), 7.75%, 11/1/23	7,416,038
12,140	St. Paul, MN, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24 (8)	9,372,687
		$97,774,848
Special Tax Revenue — 1.8%
15,655	Massachusetts Bay Transportation Authority, Sales Tax, 5.00%, 7/1/29	17,377,050
6,600	Massachusetts Bay Transportation Authority, Sales Tax, Variable Rate, 6.446%, 7/1/35 (1)(2)	6,392,496
6,000	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	6,276,480
10,000	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	10,586,100
1,815	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/34	1,912,393
3,000	Tri-County, OR, Metropolitan Transportation District, Variable Rate, 6.17%, 8/1/19 (2)(3)	3,327,180

$4,405	University Square, FL, Community Development District, 6.75%, 5/1/20	$4,770,879
		$50,642,578
Transportation — 2.2%
14,000	Metropolitan Transportation Authority, NY, 5.00%, 11/15/35	14,546,840
10,285	Port Authority of New York and New Jersey, (AMT), Variable Rate, 5.47%, 12/1/34 (1)(2)	10,362,138
36,950	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	37,215,671
		$62,124,649
Water and Sewer — 0.6%
5,480	California Water Resources, (Central Valley), Variable Rate, 7.986%, 12/1/24 (1)(2)	5,881,465
10,250	New York, NY, Environmental Facilities Corp., 4.75%, 6/15/35	10,457,255
		$16,338,720

Total Tax-Exempt Investments — 99.4% (identified cost $2,611,868,292)		$2,807,661,490
Other Assets, Less Liabilities — 0.6%		$15,641,969
Net Assets — 100.0%		$2,823,303,459

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

At December 31, 2005, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	18.9%
New York	16.8%
Others, representing less than 10% individually	63.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 34.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 9.4% of total investments.

(1)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $413,142,488 or 14.6% of the Fund’s net assets.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(4)	Defaulted bond.
(5)	Security is subject to a shortfall and forbearance agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(7)	Security (or a portion thereof) has been segregated to cover swap contracts.
(8)	Security is in default and making only partial interest payments.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
03/06	8,000 U.S. Treasury Bond	Short	$(897,615,219)	$(913,500,000)	$(15,884,781)

At December 31, 2005, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services whereby the Fund makes bi-annual payments at a fixed rate equal to 4.87% on the notional amount of $125,000,000. In exchange, the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is January 17, 2006. The value of the contract, which terminates January 17, 2036, is recorded as a receivable for open swap contracts of $4,052,471 on December 31, 2005.

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,602,686,334
Gross unrealized appreciation	$242,747,308
Gross unrealized depreciation	(37,772,152)
Net unrealized appreciation	$204,975,156

Eaton Vance New York Municipals Fund                                                                                as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.0%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.1%
$4,250	Suffolk County IDA, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$3,973,920
		$3,973,920
Education — 19.6%
3,200	Hempstead Town IDA, (Adelphi University), 4.50%, 10/1/24	3,142,112
1,200	Hempstead Town IDA, (Adelphi University), 5.00%, 10/1/35	1,237,776
2,110	New York City IDA, (St. Francis College), 5.00%, 10/1/34	2,161,695
8,500	New York Dormitory Authority, (City University), 6.00%, 7/1/20	10,103,185
3,730	New York Dormitory Authority, (City University), 7.50%, 7/1/10	4,076,554
9,850	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	10,780,825
18,775	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/19 (1)	20,592,044
14,680	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/21	16,262,504
2,000	New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,259,940
		$70,616,635
Electric Utilities — 7.9%
1,500	Long Island Power Authority, Electric System Revenue, 5.00%, 9/1/24	1,557,465
4,000	Long Island Power Authority, Electric System Revenue, 5.375%, 9/1/25	4,271,080
7,200	Long Island Power Authority, Electric System Revenue, 5.50%, 12/1/23	7,582,464
2,500	New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), Variable Rate, 10.375%, 7/1/26 (2)	2,675,750
5,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	5,183,600
2,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	2,082,980
4,900	Suffolk County, IDA, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	5,095,314
		$28,448,653
Escrowed / Prerefunded — 3.9%
790	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 5/1/09, 5.50%, 5/1/25	851,209
370	New York City, Prerefunded to 12/1/11, 5.375%, 12/1/26	398,537
$2,780	New York Dormitory Authority, (City University), Escrowed to Maturity, 7.00%, 7/1/09	$2,966,844

1

8,905	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.50%, 1/1/17	10,028,722
		$14,245,312
General Obligations — 3.0%
2,250	New York City, 5.25%, 8/15/26	2,398,387
5,755	New York City, 5.25%, 9/15/33	6,084,934
2,130	New York City, 5.375%, 12/1/26	2,280,038
		$10,763,359
Health Care - Miscellaneous — 0.3%
380	New York City IDA, (A Very Special Place), 5.75%, 1/1/29	373,814
175	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	190,111
90	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	97,771
230	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	249,860
200	Suffolk County Industrial Development Agency, Civic Facility Revenue, (Alliance of LI), 7.50%, 9/1/15	217,270
		$1,128,826
Hospital — 7.9%
1,080	Chautauqua County IDA, (Womans Christian Association), 6.35%, 11/15/17	1,138,601
3,170	Chautauqua County IDA, (Womans Christian Association), 6.40%, 11/15/29	3,316,327
3,000	Fulton County IDA, (Nathan Littauer Hospital), 6.00%, 11/1/18	2,975,880
4,250	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,339,080
800	Nassau County, Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	854,712
4,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	4,508,505
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,101,400
2,750	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,825,707
1,000	Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,031,900
5,000	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	5,276,950
		$28,369,062

2

Housing — 4.6%
$10,350	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$10,708,731
5,730	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	5,838,240
		$16,546,971
Industrial Development Revenue — 4.9%
5	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,651
2,665	Liberty Development Corp., Variable Rate, 8.205%, 10/1/35 (3)(4)	3,706,589
3,500	New York City Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 8.00%, 8/1/12	3,661,245
6,600	New York City, Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	6,541,062
1,970	Onondaga County IDA, (Senior Air Cargo) (AMT), 6.125%, 1/1/32	2,026,933
1,600	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,606,096
		$17,547,576
Insured-Education — 6.0%
5,000	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	5,661,850
9,205	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	10,826,461
2,500	New York Dormitory Authority, (New York University), (MBIA), Variable Rate, 13.675%, 7/1/27 (3)(4)	5,115,825
		$21,604,136
Insured-Electric Utilities — 0.7%
750	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.74%, 7/1/29 (2)(3)	851,257
1,500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 8.118%, 7/1/29 (3)(4)	1,803,780
		$2,655,037
Insured-Escrowed/Prerefunded — 3.0%
5,045	New York City Trust Cultural Resources, (Museum of History), (AMBAC), Prerefunded to 7/1/09, Variable Rate, 9.609%, 7/1/29 (3)(4)	6,292,528
2,950	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 5.685%, 7/1/28 (2)(3)	3,208,036
1,225	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.222%, 7/1/28 (3)(4)	1,385,732
		$10,886,296

3

Insured-General Obligations — 0.9%
$700	Jamestown, (AMBAC), 7.10%, 3/15/11	$817,712
675	Jamestown, (AMBAC), 7.10%, 3/15/12	808,454
675	Jamestown, (AMBAC), 7.10%, 3/15/13	820,186
515	Jamestown, (AMBAC), 7.10%, 3/15/14	636,010
		$3,082,362
Insured-Hospital — 2.1%
4,715	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/27	1,795,755
17,945	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (MBIA), 0.00%, 7/1/30	5,874,116
		$7,669,871
Insured-Lease Revenue / Certificates of Participation — 0.5%
1,367	Puerto Rico Public Building Authority, (CIFG), Variable Rate, 8.245%, 7/1/36 (3)(4)	1,696,892
		$1,696,892
Insured-Other Revenue — 1.1%
4,000	New York City Trust Cultural Resource, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	4,146,320
		$4,146,320
Insured-Solid Waste — 1.3%
4,495	Islip Resource Recovery Agency, (AMBAC), 6.50%, 7/1/09	4,643,919
		$4,643,919
Insured-Special Tax Revenue — 7.4%
3,850	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	3,884,573
7,750	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,729,938
7,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	2,527,350
16,200	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	4,235,976
15,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	3,723,600
4,140	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	929,347
10,340	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	3,309,317
30,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	5,318,400
		$26,658,501

4

Insured-Transportation — 5.0%
$3,165	Monroe County, Airport Authority, (MBIA), (AMT), Variable Rate, 7.84%, 1/1/19 (2)(3)	$4,098,738
1,750	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), Variable Rate, 7.339%, 4/1/29 (2)(3)	1,958,443
7,250	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	7,004,153
4,650	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	4,808,147
		$17,869,481
Insured-Water and Sewer — 2.1%
2,535	Nassau County IDA, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	2,597,691
5,270	New York State Environmental Facilities Corp., (MBIA), 4.25%, 6/15/29	5,113,692
		$7,711,383
Lease Revenue/Certificates of Participation — 8.9%
27,940	New York Urban Development Corp., 5.70%, 4/1/20	32,044,945
		$32,044,945
Other Revenue — 1.8%
2,000	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	2,077,680
3,500	Puerto Rico Infrastructure Financing Authority, Escrow Fund, Variable Rate, 6.737%, 10/1/32 (3)(4)	4,349,520
		$6,427,200
Senior Living / Life Care — 0.9%
2,670	Glen Cove IDA, (Regency at Glen Cove), 9.50%, 7/1/12 (5)	2,316,412
800	Mount Vernon IDA, (Wartburg Senior Housing, Inc. - Meadowview), 6.20%, 6/1/29	819,984
		$3,136,396
Solid Waste — 0.9%
3,000	Niagra County, IDA, (American Ref-Fuel Co., LLC), (AMT), 5.45%, 11/15/26	3,161,670
		$3,161,670
Transportation — 4.2%
2,000	Metropolitan Transportation Authority, 5.00%, 11/15/35	2,078,120
3,500	Metropolitan Transportation Authority, 5.25%, 11/15/32	3,706,780
2,500	Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,992,650

5

$3,800	Port Authority of New York and New Jersey, (AMT), Variable Rate, 5.116%, 6/15/33 (2)(3)	$3,805,548
2,717	Port Authority of New York and New Jersey, (AMT), Variable Rate, 5.47%, 12/1/34 (3)(4)	2,737,378
		$15,320,476
Total Tax-Exempt Investments — 100.0% (identified cost $331,733,849)		$360,355,199
Other Assets, Less Liabilities — (0.0)%		$(117,251)
Net Assets — 100.0%		$360,237,948

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 30.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 15.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $41,010,266 or 11.4% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(5)	Security is in default and making only partial interest payments.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
03/06	771 U.S. Treasury Bond	Short	$(86,814,238)	$(88,038,562)	$(1,224,324)

6

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$331,218,789
Gross unrealized appreciation	$30,575,673
Gross unrealized depreciation	(1,439,263)
Net unrealized appreciation	$29,136,410

7

Eaton Vance Ohio Municipals Fund                                                                                         as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.6%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.2%
$2,105	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	$2,128,471
		$2,128,471
Education — 5.4%
550	Ohio Higher Educational Facilities Authority, (Case Western University), 6.50%, 10/1/20	675,543
5,875	Ohio Higher Educational Facilities Authority, (Oberlin College), Variable Rate, 6.17%, 10/1/29 (1)(2)	6,191,369
2,500	Ohio Higher Educational Facilities, (Case Western Reserve University), 5.50%, 10/1/21	2,735,300
		$9,602,212
Electric Utilities — 1.2%
2,000	Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	2,087,640
		$2,087,640
General Obligations — 0.4%
675	Tuscarawas County Public Library Improvement, 6.90%, 12/1/11	676,681
		$676,681
Hospital — 10.5%
1,350	Cuyahoga County, (Cleveland Clinic Health System), 5.50%, 1/1/29	1,431,634
3,000	Erie County Hospital Facilities, (Firelands Regional Medical Center), 5.625%, 8/15/32	3,128,100
2,035	Highland County, (Township Hospital), 6.75%, 12/1/29	2,146,111
1,000	Mahoning County Ohio Hospital Facility, (Forum Health Obligation Group), 6.00%, 11/15/32	1,058,700
3,800	Miami, (Upper Valley Medical Center), 6.375%, 5/15/26	3,900,282
4,250	Parma, (Parma Community General Hospital Association), 5.375%, 11/1/29	4,358,332
2,500	Richland County Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/30	2,720,250
		$18,743,409
Housing — 2.4%
4,000	Franklin County, (Tuttle Park), (FHA), (AMT), 6.60%, 3/1/36	4,249,880
		$4,249,880

1

Industrial Development Revenue — 7.7%
$3,970	Cleveland Airport, (Continental Airlines), (AMT), 5.375%, 9/15/27	$3,176,278
2,890	Dayton, Special Facilities Revenue, (Emery Air Freight), 5.625%, 2/1/18	3,045,453
2,500	Ohio Environmental Facilities, (Ford Motor), (AMT), 6.15%, 6/1/30	2,029,500
1,000	Ohio Pollution Control, (Standard Oil), 6.75%, 12/1/15	1,211,610
4,000	Ohio Sewer and Solid Waste Disposal Facilities, (Anheuser Busch), (AMT), 6.00%, 7/1/35	4,253,480
		$13,716,321
Insured-Education — 3.6%
700	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental, Residual Certificates, (MBIA), Variable Rate, 7.495%, 7/1/33 (1)(3)	789,264
1,340	University of Akron, (FGIC), 4.75%, 1/1/26	1,373,621
4,000	University of Cincinnati, (FGIC), 5.00%, 6/1/31	4,143,000
		$6,305,885
Insured-Electric Utilities — 10.4%
2,000	Cuyahoga County Utility Systems, (Medical Center Co.), (MBIA), (AMT), 6.10%, 8/15/15	2,044,220
7,450	Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (FGIC), 4.80%, 1/1/34	7,546,477
4,445	Ohio Air Quality Development Authority, (Ohio Power), RITES, (AMBAC), Variable Rate, 6.79%, 5/1/26 (1)(3)	5,103,882
3,000	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/26	1,173,900
2,500	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/27	934,075
4,750	Ohio Municipal Electric Generation Agency, (MBIA), 0.00%, 2/15/28	1,683,352
		$18,485,906
Insured-Escrowed/Prerefunded — 6.1%
1,250	Athens City School District, (FSA), Prerefunded to 12/1/10, 6.00%, 12/1/24	1,403,487
495	Cuyahoga County Hospital, (MBIA), Escrowed to Maturity, 5.125%, 1/1/29	517,656
3,000	Marysville Exempt Village School District, (School Facilities), (MBIA), Prerefunded to 6/1/15, 5.25%, 12/1/30	3,320,850
1,350	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 5.685%, 7/1/28 (1)(2)	1,468,085

2

$1,575	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.222%, 7/1/28 (1)(3)	$1,781,656
2,000	University of Akron, (FGIC), Prerefunded to 1/1/10, Variable Rate, 7.67%, 1/1/29 (1)(2)	2,384,760
		$10,876,494
Insured-General Obligations — 12.5%
1,500	Amherst School District, (FGIC), 5.00%, 12/1/26	1,558,680
2,500	Canal Winchester Local School District, (MBIA), 0.00%, 12/1/32	696,900
1,000	Cincinnati City School District, (Classroom Facilities Construction & Improvement), (FSA), 5.00%, 12/1/31	1,044,140
1,000	Jefferson County, (AMBAC), 4.75%, 12/1/29	1,030,400
1,180	Lake County, (MBIA), 5.00%, 12/1/25	1,247,602
2,000	Lakota School District, (FGIC), 5.25%, 12/1/26	2,291,860
1,500	Lima City School District, (AMBAC), 6.00%, 12/1/22	1,696,425
4,500	Marysville Exempt Village School District, (FSA), 5.00%, 12/1/29	4,746,465
1,300	Minerva Local School District, (Classroom Facility), (MBIA), 5.30%, 12/1/29	1,393,925
800	Norwalk City School District, (AMBAC), 4.75%, 12/1/26	810,960
1,000	Painesville School District, (MBIA), 4.75%, 12/1/32	1,014,590
1,620	Painesville School District, (MBIA), 5.00%, 12/1/24	1,716,779
1,500	Pickerington Local School District, (FGIC), 0.00%, 12/1/16	935,790
965	Seneca East School District, (FSA), 4.50%, 12/1/33	959,644
1,000	Springfield City School District, (Clark County), (FGIC), 5.20%, 12/1/23	1,086,060
		$22,230,220
Insured-Hospital — 2.7%
1,000	Akron, Bath, Copley, Joint Township Hospital District, (Children’s Hospital Medical Center), (FSA), 5.25%, 11/15/25	1,066,280
500	Cuyahoga County Hospital, (Cleveland Clinic), (MBIA), 5.125%, 1/1/29	522,885
1,300	Franklin County, (Ohio Health Corp.), (MBIA), 5.00%, 5/15/33	1,341,990
1,845	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), 5.00%, 5/15/32	1,913,763
		$4,844,918
Insured-Special Tax Revenue — 4.9%
3,000	Hamilton County Sales Tax, (AMBAC), 5.25%, 12/1/32	3,179,880
2,490	Hamilton County Sales Tax, (MBIA), 5.00%, 12/1/27	2,568,759
5,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,307,400
590	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	132,443
9,815	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	1,504,149
		$8,692,631

3

Insured-Transportation — 7.7%
$7,000	Ohio Turnpike Commission, (FGIC), 5.50%, 2/15/24 (4)	$8,190,280
2,100	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,101,575
3,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	3,447,270
		$13,739,125
Insured-Water and Sewer — 0.6%
1,060	Toledo Waterworks, (MBIA), 5.00%, 11/15/25	1,120,452
		$1,120,452
Nursing Home — 6.0%
1,305	Cuyahoga County Health Care Facilities, (Maple Care Center) (GNMA), (AMT), 8.00%, 8/20/16	1,442,991
1,205	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 6.10%, 9/20/16	1,315,354
6,455	North Canton Health Care Facilities, (St. Luke Lutheran), (GNMA), 9.55%, 3/20/32	7,912,474
		$10,670,819
Other Revenue — 2.1%
3,000	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.737%, 10/1/32 (1)(3)	3,728,160
		$3,728,160
Pooled Loans — 6.6%
820	Cleveland-Cuyahoga County Port Authority, (Columbia National), (AMT), 5.00%, 5/15/20	824,141
295	Ohio Economic Development Commission, (Burrows Paper), (AMT), 7.625%, 6/1/11	295,959
1,440	Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,489,824
870	Ohio Economic Development Commission, (Progress Plastic Products), (AMT), 7.80%, 12/1/09	881,623
7,250	Rickenbacker Port Authority Capital Funding (Oasbo), 5.375%, 1/1/32	7,893,945
425	Toledo-Lucas County Port Authority, (AMT), 5.125%, 11/15/25	431,894
		$11,817,386
Senior Living / Life Care — 0.6%
1,000	Allen County Lima, (Convalescent Home Foundation), (GNMA), 6.40%, 1/1/21	1,002,350
40	Hamilton County Hospital Facilities, (Episcopal Retirement Home), 6.80%, 1/1/08	40,107
		$1,042,457

4

Special Tax Revenue — 2.5%
$750	Cleveland-Cuyahoga County Port Authority, 5.125%, 5/15/25	$762,165
2,000	Cleveland-Cuyahoga County Port Authority, 7.00%, 12/1/18	2,127,720
1,415	Cuyahoga County Economic Development, (Shaker Square), 6.75%, 12/1/30	1,627,533
		$4,517,418
Transportation — 2.3%
3,990	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	4,018,688
		$4,018,688
Water and Sewer — 1.2%
2,000	Ohio Water Development Authority, (Fresh Water Improvement), 5.00%, 12/1/28	2,100,120
		$2,100,120
Total Tax-Exempt Investments — 98.6% (identified cost $162,241,222)		$175,395,293
Other Assets, Less Liabilities — 1.4%		$2,446,639
Net Assets — 100.0%		$177,841,932

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association

5

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 49.2% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 18.8% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $21,447,176 or 12.1% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
03/06	190 U.S. Treasury Bond	Short	$(21,377,161)	$(21,695,625)	$(318,464)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$162,067,868
Gross unrealized appreciation	$13,982,625
Gross unrealized depreciation	(655,200)
Net unrealized appreciation	$13,327,425

6

Eaton Vance Rhode Island Municipals Fund                                                                          as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.5%

Principal
Amount
(000’s omitted)	Security	Value
Education — 6.9%
$500	Rhode Island HEFA, (Brown University), 4.75%, 9/1/33	$506,220
2,105	Rhode Island HEFA, (Brown University), 4.75%, 9/1/37	2,128,892
400	Rhode Island HEFA, (Higher Education Facility-Brown University), 5.00%, 9/1/23	422,084
500	Rhode Island HEFA, (Higher Education Facility-Salve Regina University), 5.125%, 3/15/32	515,125
		$3,572,321
Electric Utilities — 1.9%
900	Puerto Rico Electric Power Authority, Variable Rate, 5.82%, 7/1/29 (1)(2)	966,114
		$966,114
General Obligations — 0.3%
225	Puerto Rico, 0.00%, 7/1/16	144,441
		$144,441
Hospital — 6.2%
1,000	Rhode Island HEFA, (Hospital Financing-Lifespan Obligation Group), 6.50%, 8/15/32	1,103,480
500	Rhode Island HEFA, (Newport Hospital), 5.30%, 7/1/29	508,075
725	Rhode Island HEFA, (St. Joseph Health Services), 5.50%, 10/1/29	737,252
830	Rhode Island HEFA, (Westerly Hospital), 6.00%, 7/1/14	830,041
		$3,178,848
Housing — 2.0%
900	Rhode Island Housing and Mortgage Finance Corp., (AMT), 4.90%, 4/1/22	905,445
135	Rhode Island Housing and Mortgage Finance Corp., (AMT), 7.55%, 10/1/22	136,130
		$1,041,575
Insured-Education — 17.6%
2,145	Rhode Island HEFA, (Bryant College), (AMBAC), 5.00%, 12/1/31	2,211,924
1,000	Rhode Island HEFA, (Higher Education Facilities - University of Rhode Island), (AMBAC), 5.00%, 9/15/30	1,050,560
900	Rhode Island HEFA, (Higher Education Facilities-Rhode Island School of Design), (XLCA), 5.00%, 8/15/23	945,288
1,575	Rhode Island HEFA, (Johnson and Wales University), (MBIA), 5.00%, 4/1/29	1,619,572
1,000	Rhode Island HEFA, (Providence College), (XLCA), 5.00%, 11/1/24	1,041,700

1

$1,600	Rhode Island HEFA, (Rhode Island School of Design), (MBIA), 5.00%, 6/1/31	$1,660,672
500	Rhode Island HEFA, (Roger Williams College), (AMBAC), 5.00%, 11/15/24	525,905
		$9,055,621
Insured-Electric Utilities — 2.8%
975	Puerto Rico Electric Power Authority, (MBIA), 0.00%, 7/1/17	611,988
300	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.995%, 7/1/16 (1)(3)	423,957
335	Puerto Rico Electric Power Authority, DRIVERS, (FSA), Variable Rate, 8.124%, 7/1/29 (1)(3)	402,844
		$1,438,789
Insured-Escrowed / Prerefunded — 14.3%
1,000	North Kingstown, Prerefunded to 10/1/09, (FGIC), 5.875%, 10/1/25 (4)	1,097,670
1,000	Puerto Rico Infrastructure Financing Authority, Prerefunded to 1/1/08, (AMBAC), Variable Rate, 5.685%, 7/1/28 (1)(2)	1,087,470
420	Puerto Rico Infrastructure Financing Authority, Prerefunded to 1/1/08, (AMBAC), Variable Rate, 7.222%, 7/1/28 (1)(3)	475,108
230	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (FSA), 5.75%, 8/1/21	274,707
500	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/09	541,545
1,000	Rhode Island Depositors Economic Protection Corp., Escrowed to Maturity, (MBIA), 5.80%, 8/1/12	1,126,010
1,000	Rhode Island HEFA, (Rhode Island College), Prerefunded to 9/15/10, (AMBAC), 5.625%, 9/15/30	1,104,850
500	Rhode Island HEFA, (University of Rhode Island), Prerefunded to 9/15/09, (MBIA), 5.50%, 9/15/19	541,915
1,000	Rhode Island HEFA, (University of Rhode Island), Prerefunded to 9/15/10, (AMBAC), 5.70%, 9/15/30	1,108,090
		$7,357,365
Insured-General Obligations — 7.1%
600	North Kingstown, (FGIC), 5.00%, 10/1/25	636,324
1,000	Providence, (FGIC), 5.00%, 1/15/26	1,041,090
500	Puerto Rico, (FSA), Variable Rate, 6.099%, 7/1/27 (1)(3)	597,125
575	Warwick, (AMBAC), 5.00%, 7/15/21	610,857
750	Woonsocket, (AMBAC), 5.00%, 3/1/35	782,745
		$3,668,141
Insured-Hospital — 3.8%
1,900	Rhode Island HEFA, (Lifespan), (MBIA), 5.25%, 5/15/26	1,974,708
		$1,974,708

2

Insured-Housing — 2.9%
$455	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.25%, 10/1/31	$462,694
1,000	Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (FSA), (AMT), 5.55%, 10/1/32	1,032,080
		$1,494,774
Insured-Lease Revenue / Certificates of Participation — 3.7%
1,000	Providence Redevelopment Agency, (Public Safety Building), (AMBAC), 5.00%, 4/1/28	1,048,620
800	Rhode Island HEFA, (Higher Education Facilities), (MBIA), 5.00%, 9/15/23	838,232
		$1,886,852
Insured-Solid Waste — 1.5%
750	Rhode Island Resource Recovery Corp., (MBIA), (AMT), 5.00%, 3/1/22	772,200
		$772,200
Insured-Special Tax Revenue — 7.8%
2,300	Convention Center Authority of Rhode Island, (MBIA), 5.25%, 5/15/15	2,507,598
315	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	110,959
1,625	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	364,780
2,600	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	418,314
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	640,100
		$4,041,751
Insured-Transportation — 6.7%
1,250	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	1,411,788
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,023,220
1,000	Rhode Island Economic Development Corp. (T.F. Green Airport), (FSA), (AMT), 5.00%, 7/1/20	1,036,790
		$3,471,798
Insured-Water and Sewer — 3.0%
500	Narragansett Bay Commission, (MBIA), 5.00%, 8/1/30	521,845
615	Rhode Island Clean Water Finance Agency, (MBIA), 5.00%, 10/1/28	638,364
350	Rhode Island Clean Water, Water Pollution Control, (MBIA), 5.40%, 10/1/15	385,984
		$1,546,193

3

Nursing Home — 5.5%
$500	Rhode Island HEFA, (Roger Williams Realty), 6.50%, 8/1/29	$550,295
1,275	Rhode Island HEFA, (Steere House), 5.80%, 7/1/20	1,283,415
1,000	Rhode Island HEFA, (Tockwotton Home), 6.25%, 8/15/22	1,015,580
		$2,849,290
Other Revenue — 1.8%
250	Central Falls Detention Facility Corp., 7.25%, 7/15/35	270,170
515	Puerto Rico Infrastructure Financing Authority, Variable Rate, 6.737%, 10/1/32 (1)(3)	640,001
		$910,171
Special Tax Revenue — 1.1%
500	Tiverton, Obligation Tax Increment, (Mount Hope Bay Village), 6.875%, 5/1/22	544,160
		$544,160
Transportation — 0.6%
295	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	297,732
		$297,732
Total Tax-Exempt Investments — 97.5% (identified cost $47,022,313)		$50,212,844
Other Assets, Less Liabilities — 2.5%		$1,301,297
Net Assets — 100.0%		$51,514,141

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

4

The Fund invests primarily in debt securities issued by Rhode Island municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 73.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 28.2% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $4,592,619 or 8.9% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
3/06	140 U.S. Treasury Bond	Short	$(15,778,369)	$(15,986,250)	$(207,881)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$46,951,926
Gross unrealized appreciation	$3,299,148
Gross unrealized depreciation	(38,230)
Net unrealized appreciation	$3,260,918

5

Eaton Vance West Virginia Municipals Fund                                                                         as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.7%
$750	Sheperd College Board of Governors, 5.125%, 12/1/33	$775,912
		$775,912
Electric Utilities — 1.7%
500	Mason County PCR, (Appalachian Power Co.), 5.50%, 10/1/22	512,200
		$512,200
Escrowed / Prerefunded — 13.0%
2,500	Kanawha-Putnam, Single Family, Escrowed to Maturity, 0.00%, 12/1/16	1,538,150
1,820	West Virginia Health Facilities Authority, (Charleston Area Medical Center), Escrowed to Maturity, 6.50%, 9/1/23	2,250,121
		$3,788,271
Insured-Education — 13.1%
750	Fairmont College Student Activity Revenue, (FGIC), 5.00%, 6/1/32	776,992
500	Shepherd University Board of Governors, (Residence Facilities), (MBIA), 5.00%, 6/1/35	518,810
455	West Virginia Higher Education Interim Governing Board, (Marshall University), (FGIC), 5.00%, 5/1/31	467,940
500	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/29	523,535
1,000	West Virginia Higher Education Policy Commission, (FGIC), 5.00%, 4/1/34 (1)	1,041,430
500	West Virginia University, (FGIC), 4.75%, 10/1/35	506,940
		$3,835,647
Insured-Electric Utilities — 5.2%
250	Pleasants County PCR, (Potomac Edison), (AMBAC), (AMT), 5.50%, 4/1/29	260,132
1,000	Pleasants County PCR, (West Pennsylvania), (AMBAC), (AMT), 5.50%, 4/1/29	1,051,390
150	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 8.995%, 7/1/16 (2)(3)	211,978
		$1,523,500
Insured-Escrowed/Prerefunded — 5.7%
600	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 5.685%, 7/1/28 (2)(4)	652,482
910	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.222%, 7/1/28 (2)(3)	1,029,401
		$1,681,883

1

Insured-General Obligations — 12.2%
$1,000	Monongalia County Board of Education, (MBIA), 5.00%, 5/1/33	$1,041,970
250	Ohio County Board of Education, (MBIA), 5.125%, 6/1/18	263,965
190	Puerto Rico, (FSA), 5.125%, 7/1/30	201,235
300	Puerto Rico, (FSA), Variable Rate, 6.099%, 7/1/27 (2)(3)	358,275
500	West Virginia School Building Authority, (AMBAC), 5.60%, 7/1/17	525,565
1,700	West Virginia, (FGIC), 0.00%, 11/1/19	918,680
250	West Virginia, (FGIC), 5.75%, 11/1/21	259,815
		$3,569,505
Insured-Hospital — 7.8%
500	Harrison County Building Commission, (Maplewood Retirement), (AMBAC), 5.25%, 4/1/28	524,315
500	Randolph County Commission Health System, (Davis Health System, Inc.), (FSA), 5.20%, 11/1/21	532,585
1,200	West Virginia Health Facilities Authority, (West Virginia University Medical Corp.), (MBIA), 6.10%, 1/1/18	1,211,268
		$2,268,168
Insured-Lease Revenue / Certificates of Participation — 3.6%
500	West Virginia Economic Development Authority, (Correctional Juvenile and Public), (MBIA), 5.00%, 6/1/26	522,175
500	West Virginia Economic Development Authority, (West Virginia University), (AMBAC), 5.00%, 7/15/31	517,025
		$1,039,200
Insured-Special Tax Revenue — 4.1%
500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	168,490
6,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	1,034,438
		$1,202,928
Insured-Transportation — 3.9%
750	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41	847,073
250	West Virginia Parkways, Economic Development and Tourism Authority, (FGIC), 5.25%, 5/15/19	281,148
		$1,128,221
Insured-Water and Sewer — 20.4%
250	Berkeley Public Service District Sewer, (MBIA), 5.75%, 10/1/25	259,405
500	Crab Orchard—MacArthur Public Service District Sewer System, (AMBAC), 5.50%, 10/1/25	517,545
500	Martinsburg Water and Sewer, (MBIA), 5.00%, 9/1/31	518,825
1,000	Parkersburg Waterworks and Sewer, (FSA), 5.80%, 9/1/19	1,035,750

2

$750	West Virginia Water Development Authority, (AMBAC), 5.00%, 10/1/28	$787,628
500	West Virginia Water Development, (Loan Program II), (AMBAC), 5.00%, 11/1/33	521,925
500	West Virginia Water Development, (Loan Program II), (FGIC), 5.00%, 11/1/33	522,700
500	West Virginia Water Development, (Loan Program III), (AMBAC), (AMT), 5.65%, 7/1/40	533,080
500	West Virginia Water Development, (Loan Program IV), (AMBAC), 4.75%, 11/1/35	505,655
750	West Virginia Water Development, (Loan Program IV), (FSA), 5.00%, 11/1/44	776,175
		$5,978,688
Lease Revenue/Certificates of Participation — 1.4%
400	West Virginia Economic Development Authority, (State Office Building), 5.00%, 10/1/26	412,448
		$412,448
Transportation — 4.5%
1,000	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/36	1,002,590
300	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/43	302,778
		$1,305,368
Total Tax-Exempt Investments — 99.3% (identified cost $27,421,976)		$29,021,939
Other Assets, Less Liabilities — 0.7%		$215,147
Net Assets — 100.0%		$29,237,086

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

3

The Fund invests primarily in debt securities issued by West Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2005, 76.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.9% to 26.2% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $2,252,136 or 7.7% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.
(4)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at December 31, 2005.

A summary of financial instruments at December 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
03/06	80 U.S. Treasury Bond	Short	$(9,016,211)	$(9,135,000)	$(118,789)

At December 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$27,372,365
Gross unrealized appreciation	$1,674,396
Gross unrealized depreciation	(24,822)
Net unrealized appreciation	$1,649,574

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 23, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 23, 2006